MARKETABLE SECURITIES	12 Months Ended
Jul. 31, 2026
Disclosure of financial assets [abstract]
MARKETABLE SECURITIES [Text Block]

6. MARKETABLE SECURITIES

During the year ended July 31, 2024, the Company received 2,500,000 shares of Discovery Energy Metals Corp. (“Discovery”) in connection with an option agreement on its West James Bay Properties (Note 7).  As at July 31, 2026, the Company holds 2,500,000 shares (July 31, 2025 – 2,500,000) with a fair market value of $500,000 (July 31, 2025 – $312,500), or $0.20 per share (July 31, 2025 – $0.125 per share). During the years ended July 31, 2026 and 2025, the Company recognized an unrealized gain on the marketable securities of $187,500 and $25,000 respectively. The common shares of Discovery are traded on the CSE.